Organization and basis of financial statements (Tables)	12 Months Ended
Mar. 31, 2023
Organization and basis of financial statements
Summary of the Company's subsidiaries and the VIE

			Percentage
			of direct or
			indirect
			ownership
	Date of	Place of	by the	Principal
Name of Entity	incorporation	incorporation	Company	activities
Subsidiaries:			Direct
Easy Skills Technology Limited (“Hong Kong ES”)	December 24, 2018	HK	100%	Holding company
Skillful Craftsman Network Technology (Wuxi) Co., Ltd. (“WOFE” or “Craftsman Wuxi”)	January 16, 2019	PRC	100%	Investment holding
Shenzhen Jisen Information Tech Limited (“Jisen Information”)	December 8, 2014	PRC	100%	Financial education and services
LE FIRST SKILLAND PTE. LTD. (“LFS”)	March 30, 2023	Singapore	75%	Vocational education

VIE:			Indirect
Wuxi Kingway Technology Co., Ltd. (“Wuxi Wangdao”)	June 6, 2013	PRC	100%	Vocational online education and technology services

Summary of financial statement balances and amounts of the Company's VIE were included in the accompanying consolidated financial statements

	As of March 31,
	2023	2022
ASSETS
Current assets:
Cash and cash equivalents	$19,142,721	$20,651,502
Accounts receivable, net	8,572	252,215
Prepayments and other current assets	129,148	466,846
Deferred expenses	939,252	1,101,761
Amounts due from related parties	958,634	1,589,182
Total current assets	21,178,327	24,061,506
Non-current assets:
Long-term investment	14,296,824	14,673,898
Goodwill	—	4,581,112
Property and equipment, net	6,620	10,597,581
Intangible assets, net	—	15,143,366
Total non-current assets	14,303,444	44,995,957
TOTAL ASSETS	$35,481,771	$69,057,463
Current liabilities:
Accounts payable	$21,894	$77,266
Taxes payable	8,488	127,645
Employee benefits payable	33,456	96,838
Deferred revenue-current	1,357,236	6,864,731
Other payables	104,738	5,104,380
Interest payable	202,405	—
Related party payables		44,107
Deferred tax liabilities	—	38,744
Total current liabilities:	1,728,217	12,353,711
Non-current liabilities:
Long-term loans	13,681,099	14,809,302
Deferred revenue-noncurrent	—	3,713
Total non-current liabilities	13,681,099	14,813,015
TOTAL LIABILITIES	$15,409,316	$27,166,726

	For the years ended March 31,
	2023	2022	2021
Revenue	$10,250,708	$23,050,619	$29,168,546
Net profit	$(18,310,962)	$1,750,836	$8,436,207

	For the years ended March 31,
	2023	2022	2021
Net cash provided by operating activities	$148,162	$9,390,282	$13,927,170
Net cash used in investing activities	(529,511)	(18,530,989)	(12,864,697)
Net cash provided by financing activities	—	14,809,302	—
Effects of exchange rate changes on cash	(1,127,433)	266,364	1,722,356
Net cash inflow	$(1,508,782)	$5,934,959	$2,784,829